Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Commercial paper	$ 0	$ 100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$ 1,042	$ 1,545